Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance at Beginning	$ 19,358,908	$ 9,914,104
Foreign currency adjustment		(47,444)
Additions	2,496,621	9,492,248
Impairments	(1,673,340)
Balance at Ending	20,214,732	19,358,908
Accumulated amortization
Balance at Beginning	10,186,401	8,176,688
Amortization	2,937,423	2,009,713
Balance at Ending	13,156,368	10,186,401
Carrying amounts
Balance	7,058,366	9,172,507	$ 1,737,416
Software [Member]
Cost
Balance at Beginning	12,218,908	9,914,104
Foreign currency adjustment		(47,444)
Additions	2,496,621	2,352,248
Impairments
Balance at Ending	14,748,072	12,218,908
Accumulated amortization
Balance at Beginning	9,481,679	8,176,688
Amortization	1,729,326	1,304,991
Balance at Ending	11,334,223	9,481,679
Carrying amounts
Balance	3,403,849	2,636,555	2,256,903
Customer Relationships [Member]
Cost
Balance at Beginning	4,840,000
Additions		4,840,000
Impairments	(1,194,377)
Balance at Ending	3,645,623	4,840,000
Accumulated amortization
Balance at Beginning	403,333
Amortization	691,430	403,333
Balance at Ending	1,037,144	403,333
Carrying amounts
Balance	2,608,479	4,494,286
Tradename [Member]
Cost
Balance at Beginning	750,000
Additions		750,000
Impairments	(235,555)
Balance at Ending	514,445	750,000
Accumulated amortization
Balance at Beginning
Amortization
Balance at Ending
Carrying amounts
Balance	514,445	750,000
Developed Technology [Member]
Cost
Balance at Beginning	1,550,000
Additions		1,550,000
Impairments	(243,407)
Balance at Ending	1,306,593	1,550,000
Accumulated amortization
Balance at Beginning	301,389
Amortization	516,667	301,389
Balance at Ending	775,000	301,389
Carrying amounts
Balance	$ 531,593	$ 1,291,667